Supplement dated June 12, 2000 to the Prospectus dated May 1, 2000 of
                           BURNHAM INVESTORS TRUST
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The following replaces information found on page twenty-two of the prospectus under the paragraph entitled FEDERAL FUNDS WIRE:

Wire address        Boston Safe Deposit & Trust
                    ABA:  011001234
                    PFPC - FBO: Burnham Investors Trust Funds
                    DDA#: 24-5313
                    Account #
                    OR  Trade Confirm #


The following replaces information found on page twenty-two of the prospectus under the paragraph entitled DEALER:

Send regular mail to:
Burnham Investors Trust Funds
C/O PFPC Global Fund Services
P.O. Box 61503
King of Prussia, PA 19406-0903

Send overnight mail to:
Burnham Investors Trust Funds
C/O PFPC Global Fund Services
211 South Gulph Road
King of Prussia, PA 19406-3101

Call Shareholder Service Agent:
PFPC Global Fund Services
toll free at
1-800-462-2392

The following replaces information found on page twenty-three of the prospectus under the paragraph entitled BY EXCHANGE:

Send regular mail to:
Burnham Investors Trust Funds
C/O PFPC Global Fund Services
P.O. Box 61503
King of Prussia, PA 19406-0903

Send overnight mail to:
Burnham Investors Trust Funds
C/O PFPC Global Fund Services
211 South Gulph Road
King of Prussia, PA 19406-3101

Call Shareholder Service Agent:
PFPC Global Fund Services
toll free at
1-800-462-2392


The following supplements information found on page twenty-five of the prospectus under the paragraph entitled WHAT IS A MEDALLION SIGNATURE GUARANTEE?

The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

   Supplement dated June 12, 2000 to the Statement of Additional Information
                            dated May 1, 2000 of
                           BURNHAM INVESTORS TRUST
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The following replaces information found on page twenty-four of the statement of additional information under the heading REDEMPTION OF SHARES

     2. ... "Good form" means that the request is signed in the name in which the account is registered and, if required, the signature is guaranteed by a guarantor who participates in the medallion signature guarantee program.
 ... If you have requested this option on your initial account application or you have a medallion signature guarantee on file with the Fund, redemption requests for $25,000 or less (whether written or telephonic) which are payable to the registered owner to the legal address of record, do not require an additional medallion signature guarantee at the time of redemption.

     3. Redemption by Telephone. Redemption requests may be made by telephone with the transfer agent for amounts of $25,000 or less if you have requested this option on your initial account application or have a medallion signature guarantee on file with the Fund. ...

The following replaces information found on page thirty-seven of the statement of additional information under the heading TRANSFER AGENT AND DIVIDEND PAYING AGENT

PFPC Global Fund Services, P.O. Box 61503, King of Prussia, PA 19406-0903, is the transfer and dividend paying agent for the Trust.